CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
OPERATING REVENUES	$ 136,440	$ 146,580	$ 271,926	$ 292,668
OPERATING EXPENSES
Voyage expenses	(3,245)	(2,822)	(6,520)	(5,879)
Vessel operating expenses	(28,903)	(31,621)	(59,149)	(60,914)
Depreciation	(34,132)	(34,164)	(68,075)	(68,147)
Amortization of deferred drydocking and special survey costs	(1,155)	(1,449)	(2,157)	(3,179)
General and administrative expenses	(5,309)	(4,746)	(10,702)	(9,663)
Gain on sale of vessels	5,216	171	5,709	156
Income From Operations	68,912	71,949	131,032	145,042
OTHER INCOME (EXPENSE)
Interest income	3	521	18	1,013
Interest expense	(20,260)	(23,292)	(41,259)	(46,156)
Other finance costs	(4,922)	(5,016)	(9,913)	(10,093)
Other income (expense), net	233	232	287	231
Unrealized and realized losses on derivatives	(27,323)	(24,855)	(55,115)	(57,066)
Total Other (Expenses) Income, net	(52,269)	(52,410)	(105,982)	(112,071)
Net Income	$ 16,643	$ 19,539	$ 25,050	$ 32,971
EARNINGS PER SHARE
Basic and diluted net income per share (in dollars per share)	$ 0.15	$ 0.18	$ 0.23	$ 0.30
Basic and diluted weighted average number of common shares (in shares)	109,669	109,653	109,669	109,653